Acquisitions (Tables)	12 Months Ended
Dec. 31, 2014
Acquisitions
Statement of Income

Statement of operations for the year ended December 31, 2014:

	Landmark Infrastructure	Pre-Acquisition	Landmark Infrastructure
	Partners LP	results of	Partners LP
	(As Previously Reported)	Acquired Assets	(As Currently Reported)
Revenue
Rental revenue	$13,489,430	$211,057	$13,700,487
Interest income on receivables	709,030	—	709,030
Total revenue	14,198,460	211,057	14,409,517
Expenses
Management fees to affiliate	362,495	—	362,495
Property operating	24,720	—	24,720
General and administrative	816,798	—	816,798
Acquisition-related	37,883	109,267	147,150
Amortization	3,497,552	59,359	3,556,911
Impairments	258,834	—	258,834
Total expenses	4,998,282	168,626	5,166,908
Other income and expenses
Interest expense	(4,984,054)	—	(4,984,054)
Loss on early extinguishment of debt	(2,905,259)	—	(2,905,259)
Realized loss on derivatives	(213,181)	—	(213,181)
Unrealized loss on derivatives	(552,268)	—	(552,268)
Other income and expenses	(8,654,762)	—	(8,654,762)
Net income	$545,416	$42,431	$587,847
Less: Net income attributable to Predecessor	3,243,764	42,431	3,286,195
Net loss attributable to partners	$(2,698,348)	$—	$(2,698,348)

Statement of operations for the year ended December 31, 2013:

	Landmark Infrastructure	Pre-Acquisition	Landmark Infrastructure
	Partners LP	results of	Partners LP
	(As Previously Reported)	Acquired Assets	(As Currently Reported)
Revenue
Rental revenue	$11,870,153	$31,223	$11,901,376
Interest income on receivables	742,185	—	742,185
Total revenue	12,612,338	31,223	12,643,561
Expenses
Management fees to affiliate	370,625	—	370,625
Property operating	6,454	—	6,454
General and administrative	722,028	—	722,028
Acquisition-related	318,600	—	318,600
Amortization	3,227,303	2,074	3,229,377
Impairments	1,005,478	—	1,005,478
Total expenses	5,650,488	2,074	5,652,562
Other income and expenses
Interest expense	(3,840,359)	—	(3,840,359)
Unrealized gain on derivatives	1,279,176	—	1,279,176
Other income and expenses	(2,561,183)	—	(2,561,183)
Net income	$4,400,667	$29,149	$4,429,816

Statement of operations for the year ended December 31, 2012:

	Landmark Infrastructure	Pre-Acquisition	Landmark Infrastructure
	Partners LP	results of	Partners LP
	(As Previously Reported)	Acquired Assets	(As Currently Reported)
Revenue
Rental revenue	$6,425,215	$2,799	$6,428,014
Interest income on receivables	356,348	—	356,348
Total revenue	6,781,563	2,799	6,784,362
Expenses
Management fees to affiliate	209,091	—	209,091
Property operating	26,267	—	26,267
General and administrative	191,293	—	191,293
Acquisition-related	727,158	—	727,158
Amortization	1,434,299	1,556	1,435,855
Impairments	183,271	—	183,271
Total expenses	2,771,379	1,556	2,772,935
Other income and expenses
Interest expense	(1,476,207)	—	(1,476,207)
Unrealized loss on derivatives	(1,016,716)	—	(1,016,716)
Other income and expenses	(2,492,923)	—	(2,492,923)
Net income	$1,517,261	$1,243	$1,518,504

Balance Sheet

Balance Sheet as of December 31, 2014:

	Landmark Infrastructure	Pre-Acquisition	Landmark Infrastructure
	Partners LP	results of	Partners LP
	(As Previously Reported)	Acquired Assets	(As Currently Reported)
Assets
Land	$1,895,117	$2,934,456	$4,829,573
Real property interests	173,009,873	10,368,607	183,378,480
Total land and real property interests	174,904,990	13,303,063	188,208,053
Accumulated amortization of real property interest	(5,831,342)	(41,857)	(5,873,199)
Land and net real property interests	169,073,648	13,261,206	182,334,854
Investments in receivables, net	8,665,274	—	8,665,274
Cash and cash equivalents	311,108	—	311,108
Rent receivables, net	80,711	—	80,711
Due from Landmark and affiliates	659,722	—	659,722
Deferred loan cost, net	2,838,879	—	2,838,879
Deferred rent receivable	279,324	6,466	285,790
Other intangible assets, net	3,783,653	893,846	4,677,499
Other assets	399,222	—	399,222
Total assets	$186,091,541	$14,161,518	$200,253,059
Liabilities and equity
Revolving credit facility	$74,000,000	$—	$74,000,000
Accounts payable and accrued liabilities	141,508	—	141,508
Other intangible liabilities, net	5,685,590	1,643,151	7,328,741
Prepaid rent	1,532,372	—	1,532,372
Derivative liabilities	289,808	—	289,808
Total liabilities	81,649,278	1,643,151	83,292,429
Equity	104,442,263	12,518,367	116,960,630
Total liabilities and equity	$186,091,541	$14,161,518	$200,253,059

Balance Sheet as of December 31, 2013:

	Landmark Infrastructure	Pre-Acquisition	Landmark Infrastructure
	Partners LP	results of	Partners LP
	(As Previously Reported)	Acquired Assets	(As Currently Reported)
Assets
Land	$1,895,117	$—	$1,895,117
Real property interests	167,797,881	1,002,908	168,800,789
Total land and real property interests	169,692,998	1,002,908	170,695,906
Accumulated amortization of real property interest	(2,844,900)	(3,140)	(2,848,040)
Land and net real property interests	166,848,098	999,768	167,847,866
Investments in receivables, net	9,085,281	—	9,085,281
Cash and cash equivalents	1,037,327	—	1,037,327
Rent receivables, net	112,115	—	112,115
Due from Landmark and affiliates	648,701	—	648,701
Deferred loan cost, net	3,240,779	—	3,240,779
Deferred rent receivable	173,812		173,812
Derivative assets	455,561	—	455,561
Other intangible assets, net	4,336,699	34,717	4,371,416
Total assets	$185,938,373	$1,034,485	$186,972,858
Liabilities and equity
Secured debt facilities	$89,336,688	$—	$89,336,688
Accounts payable and accrued liabilities	945,664	—	945,664
Due to Landmark and affiliates	583,689	—	583,689
Other intangible liabilities, net	6,192,391		6,192,391
Prepaid rent	1,346,060	—	1,346,060
Derivative liabilities	193,101	—	193,101
Total liabilities	98,597,593	—	98,597,593
Equity	87,340,780	1,034,485	88,375,265
Total liabilities and equity	$185,938,373	$1,034,485	$186,972,858